Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 12 – Stockholders' Equity

At December 31, 2011, the Company had 300,000,000 shares of common stock authorized; par value $0.50.

Shares outstanding and treasury shares held were as follows:

	December 31,
	2011	2010	2009

Shares outstanding	138,815,098	137,775,567	136,486,339
Treasury shares	710,482	673,472	662,410

At December 31, 2011, the Company had 1,738,619 shares of authorized but unissued Series Preferred Stock, $1.00 par value.

At the end of February 2012, the Company intends to renew its universal shelf registration, which expired in December 2011, through a filing with the Securities and Exchange Commission ("SEC") to allow for the potential future sale by the Company, from time to time, in one or more public offerings, of an indeterminate amount of our common stock, preferred stock, debt securities and other securities specified therein at indeterminate prices.

The Company has a shelf registration statement filed with the SEC to permit the offering from time to time of shares of common stock and shares of preferred stock in connection with acquisitions. During 2009, 164,052 shares of common stock totaling $2,909 were issued by the Company to acquire a water system. The balance remaining available for use under the acquisition shelf registration as of December 31, 2011 is 1,904,487 shares. The form and terms of any securities issued under these shelf registrations will be determined at the time of issuance.

The Company has a Dividend Reinvestment and Direct Stock Purchase Plan ("Plan") that allows reinvested dividends to be used to purchase shares of common stock at a five percent discount from the current market value. Under the direct stock purchase program, shares are purchased by investors at market price. The shares issued under the Plan are either original issue shares or shares purchased by the Company's transfer agent in the open-market. During 2011, 2010, and 2009, under the dividend reinvestment portion of the Plan, 588,745, 670,538, and 695,544 original issue shares of common stock were sold providing the Company with proceeds of $12,304, $11,966, and $11,337, respectively.

The Board of Directors has authorized the Company to purchase its common stock, from time to time, in the open market or through privately negotiated transactions. The Company has not repurchased any shares under this authorization since 2000. As of December 31, 2011, 548,278 shares remain available for repurchase.

The Company's accumulated other comprehensive income is reported in the stockholders' equity section of the consolidated balance sheets, the consolidated statements of equity and the related other comprehensive income is reported in the consolidated statements of income and comprehensive income. The Company reports its unrealized gains on investments as other comprehensive income and accumulated other comprehensive income. The Company recorded a regulatory asset for its underfunded status of its pension and post-retirement benefit plans that would otherwise be charged to other comprehensive income, as it anticipates recovery of its costs through customer rates.